Earnings (Loss) Per Share (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018
Earnings (Loss) Per Share [Abstract]
Net income (loss) from continuing operations	$ 155	$ (175)	$ 341	$ (58)
Deduct: dividends on Preferred Shares	(2)	(2)	(4)	(4)
Net income (loss) attributable to common shareholders from continuing operations	153	(177)	337	(62)
Loss from discontinued operations	0	0	0	(6)
Loss from discontinued operations attributable to common shareholders	0	0	0	(6)
Net income (loss) attributable to common shareholders	$ 153	$ (177)	$ 337	$ (68)
Weighted average number of Class A Shares and Class B Non-Voting Shares for basic earnings per share	510,000,000	500,000,000	509,000,000	499,000,000
Effect of dilutive securities	0	1,000,000	0	1,000,000
Weighted average number of Class A Shares and Class B Non-Voting Shares for diluted earnings per share	510,000,000	501,000,000	509,000,000	500,000,000
Continuing operations	$ 0.3	$ (0.35)	$ 0.66	$ (0.12)
Discontinued operations	0	0	0	(0.01)
Attributable to common shareholders, Basic	0.3	(0.35)	0.66	(0.13)
Continuing operations	0.3	(0.35)	0.66	(0.12)
Discontinued operations	0	0	0	(0.01)
Attributable to common shareholders, Diluted	$ 0.3	$ (0.35)	$ 0.66	$ (0.13)
Antidilutive securities (in shares)	6,232,339	3,771,466	6,592,503	2,696,312